Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (69,784)	$ (9,982)	¥ 11,311	¥ 31,457
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amount due to subsidiary	90	13
Other receivables	(23,393)	(3,345)
Accounts payable	130	19
Accrued expenses and other liabilities			2,571
Amount due to related parties	(146)	(20)	146
Equity in of subsidiaries	67,426	9,643	(11,313)	(31,457)
Net cash provided by (used in) operating activities	(25,677)	(3,672)	2,715
Cash flows from financing activities:
Proceeds from shareholder	43,080	6,160		9
Deferred IPO expenses			(2,571)
Net cash used in (provided by) financing activities	43,080	6,160	(2,571)	9
Effect of exchange rate changes on cash	(1,929)	(275)
Net increase in cash	15,474	2,213	144	9
Cash and restricted cash at beginning of year	153	22	9
Cash and restricted cash at end of year	¥ 15,627	$ 2,235	¥ 153	¥ 9